Prepayment and Other Assets (Tables)	12 Months Ended
Mar. 31, 2026
Current prepayments and current accrued income other than current contract assets [abstract]
Summary of Detailed Information About Prepayments and Other Assets

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Prepayment, current	2,973	1,230
Goods and services tax receivable, net	636	18
Deposits, current	215	175
Other current assets	617	223
Prepayment and other current assets	4,441	1,646

Prepayment, non-current	118	10
Deferred offering costs	—	981
Deposits, non-current	188	336
Prepayment and other non-current assets	306	1,327